CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding, beginning of year	2,586,000	2,381,000
Weighted Average Exercise Price, Outstanding, beginning of year	$ 0.37	$ 0.36
Number of Options, Granted	62,500	450,000
Weighted Average Exercise Price, Granted	$ 0.92	$ 0.81
Number of Options, Exercised	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Number of Options, Cancelled/Expired	0	(245,000)
Weighted Average Exercise Price, Cancelled/Expired	$ 0	$ 0.69
Number of Options, Outstanding end of year	2,648,500	2,586,000
Weighted Average Exercise Price, Outstanding end of year	$ 0.39	$ 0.37
Number of Options, Exercisable end of year	2,648,500	2,586,000
Weighted Average Exercise Price, Exercisable end of year	$ 0.39	$ 0.37